Share-Based Compensation - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares) | shares	0	0	0
Share-based compensation annual expense | €	€ 470	€ 1,236	€ 1,656
Number of years of successive plan			4 years
Existing turnover rate			15.00%
Revised turnover rate			0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price period to determine volatility assumptions prior to grant date	2 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price period to determine volatility assumptions prior to grant date	3 years